Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Property, plant and equipment	R$ 192,006	R$ 184,961	R$ 58,306
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 1,479	2,486	3,213
IT equipment [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
IT equipment [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 9,908	12,366	15,010
Furniture, equipment and fittings [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
Furniture, equipment and fittings [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 19,978	19,682	20,177
Property, buildings and improvements [member] | Bottom of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	5.00%
Property, buildings and improvements [member] | Top of range [member]
Property, Plant and Equipment
Weighted average depreciation rate	20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 315	4,538
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 159,873	145,436
Weighted average depreciation rate	12.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 453	453	R$ 19,906
Weighted average depreciation rate	10.00%
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 357,431	323,152
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	27,036	26,244
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	36,314	36,268
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	51,407	46,420
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	315	4,538
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	241,906	209,229
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment	453	453
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment	(165,425)	(138,191)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	(25,557)	(23,758)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	(26,406)	(23,902)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	(31,429)	(26,738)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	(82,033)	(63,793)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment